Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Single Customers (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)		Dec. 31, 2022 MYR (RM)		Dec. 31, 2024 USD ($)
Customer A [member]
Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Single Customers (Details) [Line Items]
Revenue			RM 22,178,443		RM 19,139,493
Accounts receivable			2,326,144
Customer B [Member]
Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Single Customers (Details) [Line Items]
Revenue				[1]	9,462,273
Customer C [member]
Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Single Customers (Details) [Line Items]
Revenue			30,728,922			[1]
Customer D [Member]
Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Single Customers (Details) [Line Items]
Revenue			RM 7,572,345			[1]

[1]	Revenue from relevant customer was less than 10% of the Company’s total revenue for the respective year.